Stockholders' Equity and Rights and Preferences (Details Narrative) (10-K) - HubPages, Inc. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares authorized	30,500,175	30,500,175
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,500,175
Preferred stock, par value		$ 0.0001
Common stock, voting rights		Each holder of the common stock is entitled to one vote per common share.
Conversion of shares, pre-money minimum valuation amount	$ 75,000,000	$ 75,000,000
Agreegate cash proceeds upon conversion of minimum amount	$ 30,000,000	$ 30,000,000
Preferred stock, redemption description	At any time after January 31, 2013, upon the written election of at least two-thirds of the then outstanding shares of preferred stock voting as a single class on the proposal that all of the shares of preferred stock shall be redeemed, the Company, to the extent it has sufficient working capital and may lawfully do so, shall redeem such shares in three equal annual installments by making a cash payment equal to the original issue price per share for each share of preferred stock plus all declared but unpaid dividends on such shares.	At any time after January 31, 2013 and upon the written election of at least two-thirds of the then outstanding shares of preferred stock voting as a single class that all of the shares of preferred stock be redeemed, the Company shall, to the extent it may lawfully do so, redeem such shares in three equal annual installments by paying cash equal to the original issue price per share for each share of preferred stock plus all declared but unpaid dividends on such shares.
Series A Redeemable Convertible Preferred Stock [Member]
Preferred stock, shares authorized	3,500,175	3,500,175	3,500,175
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, dividend per share		0.045712
Conversion price per share		0.5714
Preferred stock, liquidation price per share		$ 0.5714
Preferred stock, shares outstanding		0	3,500,175
Number of stock repurchased during the period		3,500,175
Series B Redeemable Convertible Preferred Stock [Member]
Preferred stock, shares authorized	7,000,000	7,000,000	7,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, dividend per share		0.070864
Conversion price per share		0.8858
Preferred stock, liquidation price per share		$ 0.8858
Preferred stock, shares outstanding	4,572,137	4,572,137	6,773,536
Number of stock repurchased during the period		2,201,399
Series A and B Redeemable Convertible Preferred Stock [Member]
Preferred stock, voting rights	Each holder of Series A Preferred Stock and Series B Preferred Stock is entitled to vote on all matters and is entitled to the number of votes equal to the number of votes that would be accorded to the number of shares of common stock into which such holder's preferred stock would be converted.	Each holder of Series A Preferred Stock and Series B Preferred Stock is entitled to vote on all matters and is entitled to the number of votes equal to the number of votes that would be accorded to the number of shares of common stock into which such holder's preferred stock would be converted.
Conversion of preferred stock, description	In addition, shares of Series A Preferred Stock and Series B Preferred Stock would convert automatically into common stock upon a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, as amended, with a pre-money valuation of the Company equal to at least $75,000,000which results in aggregate cash proceeds to the Company of at least $30,000,000 (before deduction of underwriting discounts and commissions) or upon the written consent or agreement of the holders of two-thirds of the then outstanding shares of preferred stock voting as a single class. The initial conversion price of the Series A Preferred Stock is $0.5714 per share and the initial conversion price of the Series B Preferred Stock is $0.8858 per share. The conversion ratio may be adjusted from time to time based on anti-dilution provisions included in the Company's Articles of Incorporation.	In addition, shares of Series A Preferred Stock and Series B Preferred Stock would convert automatically into common stock upon a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933 with a pre-money valuation of the Company equal to at least $75,000,000 and which results in aggregate cash proceeds to the Company of at least $30,000,000 (before deduction of underwriting discounts and commissions) or upon the written consent or agreement of the holders of two-thirds of the then outstanding shares of preferred stock voting as a single class. The initial conversion price of the Series A Preferred Stock is $0.5714 per share and the initial conversion price of the Series B Preferred Stock is $0.8858 per share. The conversion ratio may be adjusted from time to time based on anti-dilution provisions included in the Company's Articles of Incorporation.
Stock repurchased for cash consideration	$ 200,000	$ 200,000